Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Huntington Ingalls Industries Inc.(a)	251,006	$52,826,723
L3Harris Technologies Inc.	328,242	79,073,498
Raytheon Technologies Corp.	1,394,554	132,649,976
		264,550,197
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	287,956	31,246,105
Expeditors International of Washington Inc.	678,401	73,837,165
FedEx Corp.	109,026	24,485,059
United Parcel Service Inc., Class B	484,755	88,346,599
		217,914,928
Auto Components — 0.3%
Aptiv PLC(b)	456,453	48,493,567
BorgWarner Inc.	552,074	22,259,623
		70,753,190
Automobiles — 1.9%
Rivian Automotive Inc., Class A(a)(b)	728,276	22,867,867
Tesla Inc.(b)	555,428	421,158,835
		444,026,702
Banks — 3.7%
Bank of America Corp.	4,399,078	163,645,702
Citigroup Inc.	1,702,159	90,912,312
Citizens Financial Group Inc.	572,002	23,669,443
Fifth Third Bancorp	604,895	23,851,010
Huntington Bancshares Inc./OH	4,109,784	57,043,802
JPMorgan Chase & Co.	2,126,126	281,137,641
PNC Financial Services Group Inc. (The)	152,891	26,818,610
Regions Financial Corp.	3,256,966	71,946,379
SVB Financial Group(b)	49,578	24,222,323
Truist Financial Corp.	1,109,778	55,200,358
U.S. Bancorp	441,501	23,430,458
		841,878,038
Beverages — 2.2%
Brown-Forman Corp., Class B, NVS	348,260	23,026,951
Coca-Cola Co. (The)	3,244,563	205,640,403
Keurig Dr Pepper Inc.	1,321,424	45,906,270
Molson Coors Beverage Co., Class B	543,434	30,345,354
PepsiCo Inc.	1,233,744	206,960,556
		511,879,534
Biotechnology — 2.2%
AbbVie Inc.	983,039	144,870,457
Amgen Inc.	424,591	109,009,493
Biogen Inc.(b)	155,261	31,052,200
Gilead Sciences Inc.	1,498,944	97,206,518
Moderna Inc.(a)(b)	191,638	27,850,751
Regeneron Pharmaceuticals Inc.(b)	62,747	41,710,441
Vertex Pharmaceuticals Inc.(b)	201,024	54,005,098
		505,704,958
Building Products — 1.2%
Allegion PLC	198,182	22,127,020
Carrier Global Corp.	1,217,108	47,844,516
Fortune Brands Home & Security Inc.	324,703	22,518,153
Johnson Controls International PLC	1,778,845	96,964,841
Owens Corning	230,461	22,027,462
Trane Technologies PLC	497,516	68,687,059
		280,169,051

Security	Shares	Value

Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	1,000,761	$46,645,470
BlackRock Inc.	173,872	116,334,278
Blackstone Inc., NVS	206,199	24,288,180
Charles Schwab Corp. (The)	650,531	45,602,223
CME Group Inc.	215,947	42,936,742
FactSet Research Systems Inc.	59,831	22,842,279
Goldman Sachs Group Inc. (The)	252,186	82,426,994
Intercontinental Exchange Inc.	412,918	42,278,674
LPL Financial Holdings Inc.	124,089	24,345,021
Moody’s Corp.	223,396	67,369,532
Morgan Stanley	1,260,868	108,611,170
Northern Trust Corp.	479,519	53,586,248
S&P Global Inc.	257,019	89,823,000
State Street Corp.	326,934	23,699,446
T Rowe Price Group Inc.	298,857	37,981,736
		828,770,993
Chemicals — 1.9%
Corteva Inc.	405,895	25,417,145
Dow Inc.	807,846	54,917,371
DuPont de Nemours Inc.	335,727	22,779,077
Ecolab Inc.	580,487	95,147,624
International Flavors & Fragrances Inc.	254,626	33,653,919
Linde PLC	332,228	107,867,787
Mosaic Co. (The)	554,791	34,757,656
PPG Industries Inc.(a)	253,295	32,039,285
Sherwin-Williams Co. (The)	95,657	25,639,902
		432,219,766
Commercial Services & Supplies — 0.2%
Copart Inc.(b)	194,450	22,270,358
Republic Services Inc.	183,209	24,520,693
		46,791,051
Communications Equipment — 0.9%
Cisco Systems Inc.	3,612,948	162,763,307
Motorola Solutions Inc.	154,175	33,878,415
		196,641,722
Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	161,204	22,583,068
Quanta Services Inc.	198,079	23,571,401
		46,154,469
Construction Materials — 0.1%
Martin Marietta Materials Inc.	66,423	22,542,638

Consumer Finance — 0.7%
American Express Co.	551,200	93,053,584
Discover Financial Services	392,591	44,555,153
Synchrony Financial	868,100	32,154,424
		169,763,161
Containers & Packaging — 0.4%
Amcor PLC	4,077,101	53,410,023
Ball Corp.	571,013	40,479,112
		93,889,135
Distributors — 0.3%
LKQ Corp.	735,234	37,783,675
Pool Corp.	54,266	21,631,513
		59,415,188
Diversified Financial Services — 0.8%
Berkshire Hathaway Inc., Class B(b)	492,249	155,540,839

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Equitable Holdings Inc.	777,659	$23,648,610
		179,189,449
Diversified Telecommunication Services — 1.0%
AT&T Inc.	3,063,084	65,213,058
Verizon Communications Inc.	3,199,436	164,099,073
		229,312,131
Electric Utilities — 1.4%
Entergy Corp.	291,929	35,124,897
Eversource Energy	992,768	91,652,342
Exelon Corp.	1,284,403	63,128,408
NextEra Energy Inc.	1,639,025	124,057,802
		313,963,449
Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies Inc.(b)	221,592	32,263,795
Trimble Inc.(b)	657,108	44,716,199
Zebra Technologies Corp., Class A(b)	66,536	22,501,810
		99,481,804
Energy Equipment & Services — 0.5%
Baker Hughes Co.	874,838	31,476,671
Halliburton Co.	598,017	24,219,688
Schlumberger NV	1,284,856	59,051,982
		114,748,341
Entertainment — 1.1%
Activision Blizzard Inc.	277,397	21,603,678
Electronic Arts Inc.	298,946	41,448,863
Netflix Inc.(b)	225,224	44,468,227
Walt Disney Co. (The)(b)	1,332,932	147,209,010
		254,729,778
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	429,819	110,089,540
Boston Properties Inc.	283,549	31,524,978
Crown Castle International Corp.	319,220	60,540,073
Digital Realty Trust Inc.	176,715	24,667,647
Equinix Inc.	88,122	60,547,745
Healthpeak Properties Inc.	1,636,809	48,596,859
Iron Mountain Inc.	443,435	23,901,147
Prologis Inc.	571,988	72,917,030
SBA Communications Corp.	100,895	33,962,266
Ventas Inc.	1,007,016	57,138,088
Welltower Inc.	934,837	83,284,628
Weyerhaeuser Co.	773,034	30,550,304
		637,720,305
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	200,612	93,529,327
Kroger Co. (The)	953,094	50,485,389
Sysco Corp.	272,689	22,954,960
Walgreens Boots Alliance Inc.	531,009	23,274,124
		190,243,800
Food Products — 1.8%
Archer-Daniels-Midland Co.	739,690	67,178,646
Bunge Ltd.	474,757	56,173,248
General Mills Inc.	1,525,381	106,547,863
Hormel Foods Corp.	620,770	30,212,876
Kellogg Co.	1,395,844	97,346,161
McCormick & Co. Inc./MD, NVS	501,685	46,516,233
		403,975,027
Gas Utilities — 0.1%
UGI Corp.	674,710	28,837,105

Security	Shares	Value

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	654,427	$76,868,995
Abiomed Inc.(b)	90,398	23,837,953
Align Technology Inc.(b)	78,733	21,859,430
Baxter International Inc.	395,980	30,114,279
Danaher Corp.	349,649	92,244,399
Dexcom Inc.(a)(b)	104,303	31,076,036
Edwards Lifesciences Corp.(b)	778,883	78,550,351
Hologic Inc.(b)	436,622	32,864,538
IDEXX Laboratories Inc.(b)	132,771	51,995,779
Insulet Corp.(b)	150,826	32,198,335
Intuitive Surgical Inc.(b)	203,737	46,378,691
ResMed Inc.	180,709	36,767,053
STERIS PLC	289,597	66,086,035
West Pharmaceutical Services Inc.	179,882	55,831,775
		676,673,649
Health Care Providers & Services — 3.0%
Anthem Inc.	186,029	94,802,239
Cardinal Health Inc.	427,698	24,087,951
Centene Corp.(b)	260,945	21,251,361
Cigna Corp.	245,250	65,798,122
CVS Health Corp.	836,513	80,932,633
DaVita Inc.(a)(b)	228,810	22,306,687
HCA Healthcare Inc.	197,117	41,473,417
Humana Inc.	92,637	42,078,504
Laboratory Corp. of America Holdings	104,152	25,696,381
McKesson Corp.	79,185	26,027,318
Quest Diagnostics Inc.	212,650	29,987,903
UnitedHealth Group Inc.	443,664	220,403,402
		694,845,918
Health Care Technology — 0.2%
Cerner Corp.	530,054	50,275,622

Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Inc.(a)(b)	443,435	22,247,134
Hilton Worldwide Holdings Inc.	418,600	58,963,996
Las Vegas Sands Corp.(b)	648,354	22,990,633
Marriott International Inc./MD, Class A	136,163	23,362,847
McDonald’s Corp.	307,715	77,608,800
MGM Resorts International	640,840	22,410,175
Royal Caribbean Cruises Ltd.(b)	375,488	21,804,588
Starbucks Corp.	302,333	23,733,140
Vail Resorts Inc.	149,036	37,588,370
		310,709,683
Household Products — 1.6%
Clorox Co. (The)	156,093	22,689,679
Colgate-Palmolive Co.	975,122	76,849,365
Kimberly-Clark Corp.	422,669	56,223,430
Procter & Gamble Co. (The)	1,401,484	207,251,454
		363,013,928
Industrial Conglomerates — 1.2%
3M Co.	753,991	112,563,316
General Electric Co.	374,697	29,335,028
Honeywell International Inc.	555,822	107,618,256
Roper Technologies Inc.	81,906	36,238,491
		285,755,091
Insurance — 2.1%
Allstate Corp. (The)	171,431	23,432,903
American International Group Inc.	876,981	51,461,245
Chubb Ltd.	440,434	93,059,300

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	509,581	$81,507,481
MetLife Inc.	345,642	23,292,814
Progressive Corp. (The)(a)	282,367	33,708,973
Prudential Financial Inc.	1,234,813	131,198,881
Travelers Companies Inc. (The)	309,237	55,365,793
		493,027,390
Interactive Media & Services — 4.6%
Alphabet Inc., Class A(b)	179,145	407,597,870
Alphabet Inc., Class C, NVS(b)	172,828	394,182,646
Meta Platforms Inc, Class A(b)	1,285,188	248,863,804
Snap Inc., Class A, NVS(b)	929,494	13,115,160
		1,063,759,480
Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(b)	280,922	675,389,863
Booking Holdings Inc.(a)(b)	23,890	53,598,649
eBay Inc.	483,287	23,521,578
MercadoLibre Inc.(a)(b)	33,811	26,571,389
		779,081,479
IT Services — 4.7%
Accenture PLC, Class A	467,650	139,574,819
Akamai Technologies Inc.(a)(b)	218,971	22,124,830
Automatic Data Processing Inc.	566,043	126,193,626
Block Inc.(a)(b)	334,560	29,277,346
Fidelity National Information Services Inc.	468,858	48,995,661
Fiserv Inc.(a)(b)	267,718	26,819,989
GoDaddy Inc., Class A(b)	304,580	22,858,729
International Business Machines Corp.	644,186	89,438,784
Leidos Holdings Inc.	251,446	26,276,107
Mastercard Inc., Class A	545,699	195,289,301
MongoDB Inc., Class A(b)	87,899	20,845,248
Okta Inc.(a)(b)	259,730	21,570,577
PayPal Holdings Inc.(b)	741,709	63,201,024
Twilio Inc., Class A(b)	253,588	26,669,850
Visa Inc., Class A	1,047,914	222,335,913
		1,081,471,804
Leisure Products — 0.3%
Hasbro Inc.	686,977	61,656,186

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	596,580	76,099,745
Illumina Inc.(b)	149,875	35,892,065
IQVIA Holdings Inc.(b)	107,589	23,158,532
Mettler-Toledo International Inc.(a)(b)	40,048	51,506,534
Thermo Fisher Scientific Inc.	213,337	121,083,681
Waters Corp.(b)	138,701	45,486,993
		353,227,550
Machinery — 1.6%
Caterpillar Inc.	362,406	78,225,335
Cummins Inc.	171,804	35,927,652
Deere & Co.	180,758	64,671,597
Dover Corp.	166,468	22,291,730
IDEX Corp.	140,274	26,869,485
Illinois Tool Works Inc.	136,120	28,322,488
Otis Worldwide Corp.	297,069	22,101,934
Pentair PLC	484,790	24,321,914
Xylem Inc./NY	658,966	55,517,886
		358,250,021
Media — 0.9%
Cable One Inc.	19,675	25,638,493

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	2,012,705	$89,122,577
Interpublic Group of Companies Inc. (The)	835,119	26,915,885
Paramount Global, Class B, NVS	805,448	27,651,030
Warner Bros. Discovery Inc.(b)	2,130,549	39,308,629
		208,636,614
Metals & Mining — 0.5%
Alcoa Corp.	347,530	21,449,552
Newmont Corp.	754,448	51,189,297
Nucor Corp.	213,687	28,304,980
Steel Dynamics Inc.	284,677	24,305,722
		125,249,551
Multi-Utilities — 1.0%
Consolidated Edison Inc.	755,072	74,948,447
Public Service Enterprise Group Inc.	1,326,855	90,942,641
Sempra Energy	366,301	60,022,082
		225,913,170
Multiline Retail — 0.4%
Dollar Tree Inc.(b)	159,064	25,502,731
Target Corp.	444,630	71,976,705
		97,479,436
Oil, Gas & Consumable Fuels — 4.4%
APA Corp.	528,277	24,834,302
Cheniere Energy Inc.	288,606	39,472,643
Chevron Corp.	1,056,619	184,549,075
ConocoPhillips	872,568	98,041,740
Devon Energy Corp.	442,113	33,114,264
EOG Resources Inc.	272,201	37,280,649
EQT Corp.	532,188	25,396,011
Exxon Mobil Corp.	2,336,578	224,311,488
Hess Corp.	591,376	72,780,644
Kinder Morgan Inc.	1,548,058	30,481,262
Marathon Petroleum Corp.	398,618	40,575,326
Occidental Petroleum Corp.	529,627	36,708,447
ONEOK Inc.	816,703	53,779,893
Phillips 66	330,925	33,360,549
Pioneer Natural Resources Co.	121,027	33,638,244
Valero Energy Corp.	341,393	44,244,533
		1,012,569,070
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	93,999	23,936,845

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,329,267	100,293,195
Catalent Inc.(b)	216,274	22,289,198
Eli Lilly & Co.	499,096	156,436,650
Johnson & Johnson	1,322,324	237,396,828
Merck & Co. Inc.	1,658,246	152,608,379
Pfizer Inc.	2,608,862	138,374,041
Zoetis Inc.	664,378	113,562,132
		920,960,423
Professional Services — 0.1%
Robert Half International Inc.	316,367	28,520,485

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	677,733	56,143,402

Road & Rail — 0.8%
CSX Corp.	864,735	27,489,925
Norfolk Southern Corp.(a)	136,039	32,603,107

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Old Dominion Freight Line Inc.	90,428	$23,352,127
Uber Technologies Inc.(b)	1,336,907	31,016,242
Union Pacific Corp.	316,414	69,541,469
		184,002,870
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(b)	1,020,236	103,921,239
Analog Devices Inc.	133,991	22,564,084
Applied Materials Inc.	823,483	96,586,321
Broadcom Inc.	116,652	67,673,325
Enphase Energy Inc.(b)	130,266	24,254,227
Intel Corp.	3,022,780	134,271,888
Lam Research Corp.	134,769	70,083,923
Marvell Technology Inc.	669,941	39,627,010
Micron Technology Inc.	725,973	53,605,846
Nvidia Corp.	1,716,319	320,471,084
NXP Semiconductors NV	305,263	57,926,707
ON Semiconductor Corp.(b)	384,719	23,344,749
Qualcomm Inc.	718,261	102,869,340
Texas Instruments Inc.	927,874	164,011,008
		1,281,210,751
Software — 9.7%
Adobe Inc.(b)	414,727	172,725,501
Ansys Inc.(b)	151,078	39,334,668
Autodesk Inc.(b)	200,804	41,717,031
Bill.com Holdings Inc.(a)(b)	188,466	22,284,220
Cadence Design Systems Inc.(b)	219,513	33,745,733
Crowdstrike Holdings Inc., Class A(a)(b)	151,180	24,187,288
HubSpot Inc.(b)	63,589	21,473,369
Intuit Inc.	216,825	89,865,290
Microsoft Corp.	4,726,011	1,284,860,611
NortonLifeLock Inc.	907,587	22,090,668
Oracle Corp.	817,425	58,789,206
Palo Alto Networks Inc.(b)	49,417	24,845,879
Salesforce Inc.(b)	744,825	119,350,758
ServiceNow Inc.(b)	187,122	87,473,921
Snowflake Inc., Class A(a)(b)	164,852	21,043,358
Splunk Inc.(a)(b)	222,608	22,830,676
Synopsys Inc.(b)	110,477	35,264,258
VMware Inc., Class A	258,678	33,136,652
Workday Inc., Class A(b)	131,101	20,491,086
Zendesk Inc.(b)	218,704	20,000,481
ZoomInfo Technologies Inc.(b)	537,881	21,725,014
		2,217,235,668
Specialty Retail — 2.1%
Best Buy Co. Inc.	536,043	43,987,689
Home Depot Inc. (The)	760,579	230,265,292
Lowe’s Companies Inc.	562,495	109,855,274
TJX Companies Inc. (The)	635,498	40,398,608
Tractor Supply Co.(a)	122,042	22,865,789
Ulta Beauty, Inc.(b)	61,383	25,971,147
		473,343,799

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	10,046,797	$1,495,365,266
Hewlett Packard Enterprise Co.	1,941,795	30,292,002
HP Inc.	829,831	32,230,636
Seagate Technology Holdings PLC	261,354	22,128,843
		1,580,016,747
Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(b)	79,508	23,271,197
Nike Inc., Class B	750,019	89,139,758
VF Corp.	758,753	38,286,676
		150,697,631
Trading Companies & Distributors — 0.5%
Fastenal Co.	564,903	30,256,205
WW Grainger Inc.	153,034	74,538,270
		104,794,475
Water Utilities — 0.3%
American Water Works Co. Inc.	227,504	34,409,980
Essential Utilities Inc.(a)	533,121	24,662,177
		59,072,157
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	211,030	28,128,189

Total Common Stocks — 99.5%
(Cost: $21,817,499,241)		22,834,924,994

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	156,580,943	156,580,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	71,228,000	71,228,000
		227,808,943
Total Short-Term Securities — 1.0%
(Cost: $227,761,615)		227,808,943

Total Investments in Securities — 100.5%
(Cost: $22,045,260,856)		23,062,733,937

Liabilities in Excess of Other Assets — (0.5)%		(118,221,316)

Net Assets — 100.0%		$22,944,512,621

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,556,080	$109,067,204	(a)	$—		$(88,655)	$46,314	$156,580,943	156,580,943	$615,612	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,248,000	—		(13,020,000	)(a)	—	—	71,228,000	71,228,000	71,332		—
BlackRock Inc.	124,336,941	45,218,673		(10,358,779)		3,688,963	(46,551,520)	116,334,278	173,872	1,939,581		—
						$3,600,308	$(46,505,206)	$344,143,221		$2,626,525		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	463	06/17/22	$95,638	$(1,712,242)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,834,924,994	$—	$—	$22,834,924,994
Money Market Funds	227,808,943	—	—	227,808,943
	$23,062,733,937	$—	$—	$23,062,733,937
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,712,242)	$—	$—	$(1,712,242)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares